PACIFIC SELECT FUND	SUPPLEMENT DATED OCTOBER 8, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

This supplement changes the fund’s prospectus effective October 8, 2002, unless another effective date is specified below. This supplement must be preceded or accompanied by the Pacific Select Fund prospectus dated May 1, 2002. Remember to review the fund prospectus for other important information.

New Manager
Effective January 1, 2003, OppenheimerFunds, Inc. (Oppenheimer) will become the portfolio manager of the:

•   Multi-Strategy Portfolio
•   Large-Cap Core Portfolio (to be renamed Main Street® Core Portfolio)
•   Emerging Markets Portfolio

Oppenheimer is one of the largest mutual fund managers in the United States, with more than $120 billion in assets under management as of September 30, 2002. Oppenheimer has been serving the investment needs of financial advisors and their clients since 1960 and manages more than 60 mutual funds.

New name	The Large-Cap Core Portfolio will change its name to the Main Street Core Portfolio effective January 1, 2003.
About the portfolios
Certain investment policies and strategies of the Multi-Strategy, Large-Cap Core (Main Street Core) and Emerging Markets Portfolios will change effective January 1, 2003, as described on the following pages.

The fundamental policies of the Mid-Cap Growth and the Global Growth Portfolios permit them to be “non-diversified”. However, the portfolio managers are currently managing them as though they were diversified portfolios.

Advisory fee reductions	The Emerging Markets Portfolio’s advisory fee will be reduced from the annual rate of 1.10% to 1.00% of the average daily net assets, effective January 1, 2003.
The I-Net Tollkeeper Portfolio’s advisory fee will be reduced from the annual rate of 1.40% to 1.25% of the average daily net assets, effective November 1, 2002.
Who manages the portfolio section is amended	The portfolio manager information, for the respective portfolios, is changed as noted below and continued on the back page of this supplement.
Small-Cap Equity Portfolio
The following information is added:

Kathryn M. Peters, vice president of Capital International Research, Inc., has 14 years of research/investment experience, including 1 year with the Capital organization. She was previously associated with Montgomery Asset Management.

International Value Portfolio	Information regarding Ronald J. Saba is deleted. This section is continued on the back page.

MULTI-STRATEGY PORTFOLIO
Investment policy changes effective January 1, 2003
• The portfolio will no longer have a fixed target allocation between equity securities and fixed income securities.
• The portfolio will be permitted to invest up to 50% of its assets in foreign securities.
• The portfolio will be permitted to invest up to 35% of its assets in high yield (“junk”) bonds.

Oppenheimer’s investment strategy, effective January 1, 2003, is described below.

The investment goal (no change)	This portfolio seeks to provide a high total return from a portfolio of equity and fixed income securities. Total return will consist of income plus realized and unrealized capital gains and losses.

What the portfolio invests in

This portfolio’s principal investment strategy is to invest in a mix of equity and fixed income securities, although there is no requirement to weight the portfolio holdings in any fixed proportion. The Fund invests in stocks mainly for their growth potential and in debt securities for income and to help preserve principal when stock markets are volatile.

Within the equity portion of the portfolio, the portfolio management team will invest principally in the common stock of large and medium-sized U.S. companies, but may also invest up to 20% of the portfolio’s assets in small U.S. companies. The portfolio may also invest in preferred stock, warrants, rights, ADRs, and fixed income securities that can be converted into equity securities, as well as foreign securities. The team may use both “growth” and “value” styles in selecting stocks. They consider fundamental analysis of a company’s financial statements, management structure, operations, product development, and industry analysis. Growth investing seeks stocks that the team believes have possibilities for increases in stock price because of strong earnings growth compared to the market, the development of new products or services, or other favorable economic factors. Value investing seeks stocks that are temporarily out of favor or undervalued in the market by various measures, such as the stock’s price/earnings ratio.

Within the fixed income portion of the portfolio, the team may invest in fixed income securities of any credit rating, principally bonds and notes issued by U.S. and foreign companies and governments, and mortgage related securities including stripped mortgage related securities. The portfolio may also purchase “Brady Bonds”. In determining whether to purchase a security, the team evaluates business and economic factors affecting an issuer as well as its credit rating. The portfolio’s foreign debt investments may be denominated in U.S. dollars or in foreign currencies. The portfolio may purchase foreign currency in connection with the purchase and sale of foreign securities.

The portfolio will normally invest at least 25% of its assets in equity securities and 25% in fixed-income securities. The remainder will be allocated depending on the manager’s analysis of market conditions.

The portfolio may invest up to 50% of its assets in foreign securities, including those of emerging market countries. American Depositary Receipts (ADRs) are excluded from this limit.

The portfolio may invest up to 35% of its assets in lower-rated, high-yield (“junk”) bonds.

Risks you should be aware of

The Multi-Strategy Portfolio invests in a mix of equity and fixed income securities. The portfolio may be affected by the following risks, among others:

• price volatility – the value of the portfolio changes as the prices of its investments go up or down. This portfolio invests in large, medium and small-sized companies. Small and medium-sized companies may be more susceptible to greater price swings than large companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Small companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

• changes in interest rates – the portfolio’s fixed income investments may make it sensitive to changes in interest rates. The value of the portfolio may fall when interest rates rise.

2

MULTI-STRATEGY PORTFOLIO

Risks you should be aware of (continued)

• credit – the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. The portfolio may invest in high yield (“junk”) bonds, which have low credit ratings by Moody’s (Ba and lower), or Standard & Poor’s (BB and lower), or have not been rated but are of comparable quality. High yield bonds are especially subject to credit risk during periods of economic uncertainty or downturns, and are considered to be mostly speculative in a nature.

• mortgage-related securities – can be paid off early if the owners of underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the portfolio will be forced to reinvest this money at lower yields. Conversely, if interest rates rise, the duration of such securities tends to extend, making them more sensitive to changes in interest rates. Stripped mortgage-related securities can be particularly sensitive to changes in interest rates.

• foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

• emerging countries – investments in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets, for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.

Who manages the portfolio

Richard Rubinstein, CFA, CFP, senior vice president of Oppenheimer has over 20 years experience as an investment professional, including 12 years with Oppenheimer.

George R. Evans, CFA, vice president of Oppenheimer has over 15 years experience as an investment professional, including 12 years with Oppenheimer.

David P. Negri, PhD, senior vice president of Oppenheimer has over 18 years experience as an investment professional, including 14 years with Oppenheimer.

Michael S. Levine, CFA, vice president of Oppenheimer has over 12 years experience as an investment professional, including 8 years with Oppenheimer.

Susan Switzer, vice president of Oppenheimer has over 12 years experience as an investment professional, including 5 years with Oppenheimer.

Christopher Leavy, CFA, senior vice president of Oppenheimer has over 10 years experience as an investment professional, including 2 years with Oppenheimer.

The Multi-Strategy Portfolio will be managed by a team of portfolio managers at OppenheimerFunds, Inc. (Oppenheimer).

3

MAIN STREET CORE PORTFOLIO
Investment policy change effective January 1, 2003
• Certain restrictions on investment in American Depositary Receipts and foreign securities will be reduced or eliminated.

Oppenheimer’s investment strategy, effective January 1, 2003, is described below.

The investment goal	This portfolio seeks long-term growth of capital and income.
(no change)
What the portfolio invests in

This portfolio’s principal investment strategy is to invest in equity securities of companies of different capitalization ranges. Currently, the portfolio manager focuses on U.S. companies with large market capitalizations. It may invest in medium and small companies and in companies located outside the U.S. and in American Depositary Receipts.

In selecting securities for purchase or sale the portfolio manager uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. Generally, the selection process currently involves the use of:

• Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of “bottom up” models helps to rank stocks in a universe typically including 2000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

• Fundamental research: The portfolio manager uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

• Judgment: The portfolio is then continuously rebalanced by the portfolio manager, using the tools described above. The manager may consider other factors as well.

The portfolio invests principally in common stock. It may also invest in other equity securities or equivalents, like preferred stock, convertible stock, and in fixed income securities that can be converted into equity securities. In addition the portfolio may invest in debt securities, such as bonds and debentures, and in issuers in foreign countries (including emerging market countries), but does not currently emphasize these investments.

The portfolio may invest in derivatives (such as index options and stock index futures contracts) to try to increase returns, to try to gain access to a market or as a substitute for buying the securities in the index.

A company’s “capitalization” is a measure of its size. Capitalization is calculated by multiplying the current share price by the number of shares held by investors.

4

MAIN STREET CORE PORTFOLIO

Risks you should be aware of

The Main Street Core Portfolio may be affected by the following risks, among others:

• price volatility – the portfolio principally invests in equity securities, which may go up or down in value, sometimes rapidly and unpredictably. The portfolio manager tries to control price volatility by investing in many different companies in a variety of industries.This portfolio may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

• changes in interest rates – the portfolio’s fixed income investments may make it sensitive to changes in interest rates. The value of the portfolio may fall when interest rates rise.

• credit – the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt.

• derivatives – such as options and futures contracts derive their value from the value of an underlying security, group of securities or an index. Derivatives could increase a portfolio’s volatility and reduce returns.

• foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

Who manages the portfolio

Charles E. Albers, CFA, senior vice president of Oppenheimer has over 30 years of experience as an investment professional, including 4 years with Oppenheimer.

Nikolaos D. Monoyios, CFA, vice president of Oppenheimer has over 20 years of experience as an investment professional, including 4 years with Oppenheimer.

The Main Street Core Portfolio will be managed by a team of portfolio managers at OppenheimerFunds, Inc. (Oppenheimer).

5

EMERGING MARKETS PORTFOLIO
This portfolio is not available for: Pacific Corinthian variable annuity contracts
Investment policy changes effective January 1, 2003

• The 10% limitation on investments in US government securities, high quality debt securities, money market obligations, and cash will be removed.
• The portfolio will be permitted to purchase lower rated securities—rated C or better by Moody’s or Standard & Poor’s.
• The portfolio will be permitted to invest up to 10% in warrants and without limit in rights. (Currently, the portfolio is subject to a 5% aggregated cap on warrants and rights).

Oppenheimer’s investment strategy, effective January 1, 2003, is described below.

The investment goal	This portfolio seeks long-term growth of capital.
(no change)
What the portfolio invests in

This portfolio’s principal investment strategy is to invest at least 80% of its assets in securities (including American Depositary Receipts) of companies whose principal activities are conducted in countries that are generally regarded as “emerging market” countries. The portfolio principally invests in common stock and other equity securities.

The portfolio manager seeks to invest in countries whose economies, industries and stock markets it believes are growing, gaining more stability, and/or offer attractive long-term investment prospects. In selecting securities, the manager looks primarily for foreign companies in developing markets with high growth potential. The manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers the special factors and risks of the country in which the issuer operates. In seeking broad diversification of the portfolio, the manager currently searches for:

• Companies of different capitalization ranges with strong market positions and the ability to take advantage of barriers to competition in their industry, such as high start-up costs
• Companies with management that has a proven record
• Companies (new or established) entering into a growth cycle
• Companies with the potential to withstand high market volatility
• Companies with strong earnings growth whose stock is selling at a reasonable price.

In applying these and other selection criteria, the manager considers the effect of worldwide trends on the growth of various business sectors, and looks for companies that may benefit from four main global trends: development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes. This strategy may change over time.

The portfolio may seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the manager believes they have growth potential. The portfolio may try to take tactical advantage of short-term market movements or events affecting particular issuers or industries. At times, the portfolio might increase the relative emphasis of its investments in a particular industry or group of industries or in a particular region of the world.

Emerging market countries are typically less developed economically than industrialized countries and may offer high growth potential as well as considerable investment risk. These countries are generally located in Latin America, Asia, the Middle East, Eastern Europe and Africa.

The portfolio may invest in U.S. and foreign government securities, high-quality corporate fixed income securities, or money market instruments, to meet cash flow needs or if the U.S. government ever imposes restrictions on foreign investing.

6

EMERGING MARKETS PORTFOLIO

Under normal market conditions, the manager will invest in securities of issuers in least three emerging market countries.

The manager may also invest in preferred and convertible stocks or other equity equivalents, securities of issuers in special situations (including mergers and reorganizations), small unseasoned companies, domestic securities (in small amounts), debt securities of foreign companies and governments in developed and developing countries.

Risks you should be aware of The value of this portfolio may have greater price swings than most of the Pacific Select Fund portfolios.

The Emerging Markets Portfolio may be affected by the following risks, among others:

•price volatility – the portfolio principally invests in equity securities, which may go up or down in value, sometimes rapidly and unpredictably. Different stock markets may behave differently from each other. This portfolio invests in companies in emerging markets, which may be particularly volatile. It also invests in smaller companies and growth stocks, which may be more susceptible to greater price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

This portfolio invests in companies the manager believes have the potential for rapid growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests in equities that are “undervalued,” for example. Emerging growth companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

•foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

•emerging countries – investments in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets, for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.

Who manages the portfolio	Rajeev Bhaman, CFA, vice president of Oppenheimer has over 12 years of experience as an investment professional, including 6 years with Oppenheimer.
The Emerging Markets Portfolio will be managed by OppenheimerFunds, Inc. (Oppenheimer).

7

MANAGING PACIFIC SELECT FUND  (continued from page 1)

Mid-Cap Growth Portfolio
Information regarding Mark Regan is deleted, and the following is added:

David E. Sette-Ducati is a senior vice president of MFS. Mr. Sette-Ducati has been employed in the investment management area of MFS since 1995. before joining MFS, Mr. Sette-Ducati was an analyst with Lehman Brothers Inc. and an associate with Nicoletti & company. He has a BA from Williams College and an MBS from Dartmouth College.

High Yield Bond Portfolio	Information regarding Lori Johnstone is deleted.
Equity Income Portfolio
The following information is added:

Bartlett R. Geer is a senior vice president of Putnam. He joined Putnam in 2000 and was previously associated with State Street Research & Management.

Jeanne L. Mockard is a senior vice president of Putnam. She has been associated with Putnam since 1990.

James M. Prusko is a senior vice president of Putnam. He has been associated with Putnam since 1992.

Research Portfolio	The following information is added: Stephen A. Gorman is a managing director of Putnam. He has been associated with Putnam since 2002.
Equity Portfolio
The following information is added:

Brian O’Toole is a managing director of Putnam. He joined Putnam in 2002 and was previously associated with Citigroup Asset Management and The Northern Trust Company.

Tony H. Elavia is a managing director of Putnam. He joined Putnam in 1999 and was previously associated with TES Partners and Voyageur Asset Management.

Eric M. Wetlaufer is a managing director of Putnam. He joined Putnam in 1997 and was previously associated with Cadence Capital Management.

Aggressive Equity Portfolio
The following information is added:

Joseph P. Joseph is a managing director of Putnam. He has been associated with Putnam since 1994.

Tinh D. Bui is a senior vice president of Putnam. He joined Putnam in 2001 and was previously associated with PPMAmerica, Inc.

Gerald I. Moore is a senior vice president of Putnam. He joined Putnam in 1997 and was previously associated with Boston Company Asset Management.

Form No. 15-24502-00
    85-24503-00
    FSUP1002
    NYSUP1002

PACIFIC SELECT FUND	SUPPLEMENT DATED OCTOBER 8, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

This supplement changes the fund’s prospectus effective October 8, 2002, unless another effective date is specified below. This supplement must be preceded or accompanied by the Pacific Select Fund prospectus dated May 1, 2002. Remember to review the fund prospectus for other important information.

New Manager
Effective January 1, 2003, OppenheimerFunds, Inc. (Oppenheimer) will become the portfolio manager of the:

•   Multi-Strategy Portfolio
•   Large-Cap Core Portfolio (to be renamed Main Street® Core Portfolio)
•   Emerging Markets Portfolio

Oppenheimer is one of the largest mutual fund managers in the United States, with more than $120 billion in assets under management as of September 30, 2002. Oppenheimer has been serving the investment needs of financial advisors and their clients since 1960 and manages more than 60 mutual funds.

New name	The Large-Cap Core Portfolio will change its name to the Main Street Core Portfolio effective January 1, 2003.
About the portfolios
Certain investment policies and strategies of the Multi-Strategy, Large-Cap Core (Main Street Core) and Emerging Markets Portfolios will change effective January 1, 2003, as described on the following pages.

The fundamental policies of the Global Growth Portfolio permits it to be “non-diversified”. However, the portfolio manager is currently managing it as though it was a diversified portfolio.

Advisory fee reductions	The Emerging Markets Portfolio’s advisory fee will be reduced from the annual rate of 1.10% to 1.00% of the average daily net assets, effective January 1, 2003.
The I-Net Tollkeeper Portfolio’s advisory fee will be reduced from the annual rate of 1.40% to 1.25% of the average daily net assets, effective November 1, 2002.
Who manages the portfolio section is amended	The portfolio manager information, for the respective portfolios, is changed as noted below and continued on the back page of this supplement.
Small-Cap Equity Portfolio
The following information is added:

Kathryn M. Peters, vice president of Capital International Research, Inc., has 14 years of research/investment experience, including 1 year with the Capital organization. She was previously associated with Montgomery Asset Management.

International Value Portfolio	Information regarding Ronald J. Saba is deleted. This section is continued on the back page.

MULTI-STRATEGY PORTFOLIO
Investment policy changes effective January 1, 2003
• The portfolio will no longer have a fixed target allocation between equity securities and fixed income securities.
• The portfolio will be permitted to invest up to 50% of its assets in foreign securities.
• The portfolio will be permitted to invest up to 35% of its assets in high yield (“junk”) bonds.

Oppenheimer’s investment strategy, effective January 1, 2003, is described below.

The investment goal (no change)	This portfolio seeks to provide a high total return from a portfolio of equity and fixed income securities. Total return will consist of income plus realized and unrealized capital gains and losses.

What the portfolio invests in

This portfolio’s principal investment strategy is to invest in a mix of equity and fixed income securities, although there is no requirement to weight the portfolio holdings in any fixed proportion. The Fund invests in stocks mainly for their growth potential and in debt securities for income and to help preserve principal when stock markets are volatile.

Within the equity portion of the portfolio, the portfolio management team will invest principally in the common stock of large and medium-sized U.S. companies, but may also invest up to 20% of the portfolio’s assets in small U.S. companies. The portfolio may also invest in preferred stock, warrants, rights, ADRs, and fixed income securities that can be converted into equity securities, as well as foreign securities. The team may use both “growth” and “value” styles in selecting stocks. They consider fundamental analysis of a company’s financial statements, management structure, operations, product development, and industry analysis. Growth investing seeks stocks that the team believes have possibilities for increases in stock price because of strong earnings growth compared to the market, the development of new products or services, or other favorable economic factors. Value investing seeks stocks that are temporarily out of favor or undervalued in the market by various measures, such as the stock’s price/earnings ratio.

Within the fixed income portion of the portfolio, the team may invest in fixed income securities of any credit rating, principally bonds and notes issued by U.S. and foreign companies and governments, and mortgage related securities including stripped mortgage related securities. The portfolio may also purchase “Brady Bonds”. In determining whether to purchase a security, the team evaluates business and economic factors affecting an issuer as well as its credit rating. The portfolio’s foreign debt investments may be denominated in U.S. dollars or in foreign currencies. The portfolio may purchase foreign currency in connection with the purchase and sale of foreign securities.

The portfolio will normally invest at least 25% of its assets in equity securities and 25% in fixed-income securities. The remainder will be allocated depending on the manager’s analysis of market conditions.

The portfolio may invest up to 50% of its assets in foreign securities, including those of emerging market countries. American Depositary Receipts (ADRs) are excluded from this limit.

The portfolio may invest up to 35% of its assets in lower-rated, high-yield (“junk”) bonds.

Risks you should be aware of

The Multi-Strategy Portfolio invests in a mix of equity and fixed income securities. The portfolio may be affected by the following risks, among others:

• price volatility – the value of the portfolio changes as the prices of its investments go up or down. This portfolio invests in large, medium and small-sized companies. Small and medium-sized companies may be more susceptible to greater price swings than large companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Small companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

• changes in interest rates – the portfolio’s fixed income investments may make it sensitive to changes in interest rates. The value of the portfolio may fall when interest rates rise.

MULTI-STRATEGY PORTFOLIO

Risks you should be aware of (continued)

• credit – the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt. The portfolio may invest in high yield (“junk”) bonds, which have low credit ratings by Moody’s (Ba and lower), or Standard & Poor’s (BB and lower), or have not been rated but are of comparable quality. High yield bonds are especially subject to credit risk during periods of economic uncertainty or downturns, and are considered to be mostly speculative in a nature.

• mortgage-related securities – can be paid off early if the owners of underlying mortgages pay off their mortgages sooner than scheduled. If interest rates are falling, the portfolio will be forced to reinvest this money at lower yields. Conversely, if interest rates rise, the duration of such securities tends to extend, making them more sensitive to changes in interest rates. Stripped mortgage-related securities can be particularly sensitive to changes in interest rates.

• foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

• emerging countries – investments in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets, for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.

Who manages the portfolio

Richard Rubinstein, CFA, CFP, senior vice president of Oppenheimer has over 20 years experience as an investment professional, including 12 years with Oppenheimer.

George R. Evans, CFA, vice president of Oppenheimer has over 15 years experience as an investment professional, including 12 years with Oppenheimer.

David P. Negri, PhD, senior vice president of Oppenheimer has over 18 years experience as an investment professional, including 14 years with Oppenheimer.

Michael S. Levine, CFA, vice president of Oppenheimer has over 12 years experience as an investment professional, including 8 years with Oppenheimer.

Susan Switzer, vice president of Oppenheimer has over 12 years experience as an investment professional, including 5 years with Oppenheimer.

Christopher Leavy, CFA, senior vice president of Oppenheimer has over 10 years experience as an investment professional, including 2 years with Oppenheimer.

The Multi-Strategy Portfolio will be managed by a team of portfolio managers at OppenheimerFunds, Inc. (Oppenheimer).

MAIN STREET CORE PORTFOLIO
Investment policy change effective January 1, 2003
• Certain restrictions on investment in American Depositary Receipts and foreign securities will be reduced or eliminated.

Oppenheimer’s investment strategy, effective January 1, 2003, is described below.

The investment goal	This portfolio seeks long-term growth of capital and income.
(no change)
What the portfolio invests in

This portfolio’s principal investment strategy is to invest in equity securities of companies of different capitalization ranges. Currently, the portfolio manager focuses on U.S. companies with large market capitalizations. It may invest in medium and small companies and in companies located outside the U.S. and in American Depositary Receipts.

In selecting securities for purchase or sale the portfolio manager uses an investment process that combines quantitative models, fundamental research about particular securities and individual judgment. Generally, the selection process currently involves the use of:

• Multi-factor quantitative models: These include a group of “top-down” models that analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve. These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles. A group of “bottom up” models helps to rank stocks in a universe typically including 2000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.

• Fundamental research: The portfolio manager uses internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.

• Judgment: The portfolio is then continuously rebalanced by the portfolio manager, using the tools described above. The manager may consider other factors as well.

The portfolio invests principally in common stock. It may also invest in other equity securities or equivalents, like preferred stock, convertible stock, and in fixed income securities that can be converted into equity securities. In addition the portfolio may invest in debt securities, such as bonds and debentures, and in issuers in foreign countries (including emerging market countries), but does not currently emphasize these investments.

The portfolio may invest in derivatives (such as index options and stock index futures contracts) to try to increase returns, to try to gain access to a market or as a substitute for buying the securities in the index.

A company’s “capitalization” is a measure of its size. Capitalization is calculated by multiplying the current share price by the number of shares held by investors.

MAIN STREET CORE PORTFOLIO

Risks you should be aware of

The Main Street Core Portfolio may be affected by the following risks, among others:

• price volatility – the portfolio principally invests in equity securities, which may go up or down in value, sometimes rapidly and unpredictably. The portfolio manager tries to control price volatility by investing in many different companies in a variety of industries.This portfolio may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they may have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

• changes in interest rates – the portfolio’s fixed income investments may make it sensitive to changes in interest rates. The value of the portfolio may fall when interest rates rise.

• credit – the portfolio could lose money if the issuer of a fixed income security is unable to meet its financial obligations or goes bankrupt.

• derivatives – such as options and futures contracts derive their value from the value of an underlying security, group of securities or an index. Derivatives could increase a portfolio’s volatility and reduce returns.

• foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

Who manages the portfolio

Charles E. Albers, CFA, senior vice president of Oppenheimer has over 30 years of experience as an investment professional, including 4 years with Oppenheimer.

Nikolaos D. Monoyios, CFA, vice president of Oppenheimer has over 20 years of experience as an investment professional, including 4 years with Oppenheimer.

The Main Street Core Portfolio will be managed by a team of portfolio managers at OppenheimerFunds, Inc. (Oppenheimer).

EMERGING MARKETS PORTFOLIO
This portfolio is not available for: Pacific Corinthian variable annuity contracts
Investment policy changes effective January 1, 2003

• The 10% limitation on investments in US government securities, high quality debt securities, money market obligations, and cash will be removed.
• The portfolio will be permitted to purchase lower rated securities—rated C or better by Moody’s or Standard & Poor’s.
• The portfolio will be permitted to invest up to 10% in warrants and without limit in rights. (Currently, the portfolio is subject to a 5% aggregated cap on warrants and rights).

Oppenheimer’s investment strategy, effective January 1, 2003, is described below.

The investment goal	This portfolio seeks long-term growth of capital.
(no change)
What the portfolio invests in

This portfolio’s principal investment strategy is to invest at least 80% of its assets in securities (including American Depositary Receipts) of companies whose principal activities are conducted in countries that are generally regarded as “emerging market” countries. The portfolio principally invests in common stock and other equity securities.

The portfolio manager seeks to invest in countries whose economies, industries and stock markets it believes are growing, gaining more stability, and/or offer attractive long-term investment prospects. In selecting securities, the manager looks primarily for foreign companies in developing markets with high growth potential. The manager uses fundamental analysis of a company’s financial statements, management structure, operations and product development, and considers the special factors and risks of the country in which the issuer operates. In seeking broad diversification of the portfolio, the manager currently searches for:

• Companies of different capitalization ranges with strong market positions and the ability to take advantage of barriers to competition in their industry, such as high start-up costs
• Companies with management that has a proven record
• Companies (new or established) entering into a growth cycle
• Companies with the potential to withstand high market volatility
• Companies with strong earnings growth whose stock is selling at a reasonable price.

In applying these and other selection criteria, the manager considers the effect of worldwide trends on the growth of various business sectors, and looks for companies that may benefit from four main global trends: development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes. This strategy may change over time.

The portfolio may seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the manager believes they have growth potential. The portfolio may try to take tactical advantage of short-term market movements or events affecting particular issuers or industries. At times, the portfolio might increase the relative emphasis of its investments in a particular industry or group of industries or in a particular region of the world.

Emerging market countries are typically less developed economically than industrialized countries and may offer high growth potential as well as considerable investment risk. These countries are generally located in Latin America, Asia, the Middle East, Eastern Europe and Africa.

The portfolio may invest in U.S. and foreign government securities, high-quality corporate fixed income securities, or money market instruments, to meet cash flow needs or if the U.S. government ever imposes restrictions on foreign investing.

EMERGING MARKETS PORTFOLIO

Under normal market conditions, the manager will invest in securities of issuers in least three emerging market countries.

The manager may also invest in preferred and convertible stocks or other equity equivalents, securities of issuers in special situations (including mergers and reorganizations), small unseasoned companies, domestic securities (in small amounts), debt securities of foreign companies and governments in developed and developing countries.

Risks you should be aware of The value of this portfolio may have greater price swings than most of the Pacific Select Fund portfolios.

The Emerging Markets Portfolio may be affected by the following risks, among others:

•price volatility – the portfolio principally invests in equity securities, which may go up or down in value, sometimes rapidly and unpredictably. Different stock markets may behave differently from each other. This portfolio invests in companies in emerging markets, which may be particularly volatile. It also invests in smaller companies and growth stocks, which may be more susceptible to greater price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers.

This portfolio invests in companies the manager believes have the potential for rapid growth, which may give the portfolio a higher risk of price volatility than a portfolio that invests in equities that are “undervalued,” for example. Emerging growth companies and companies in cyclical industries may be particularly susceptible to rapid price swings during periods of economic uncertainty.

•foreign investments – may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting standards and controls, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

•emerging countries – investments in emerging market countries (such as many in Latin America, Asia, the Middle East, Eastern Europe and Africa) may be riskier than in developed markets, for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, higher degree of political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls. Such investments may also involve risk of loss resulting from problems in share registration and custody, especially in Eastern European countries, including in particular Russia.

Who manages the portfolio	Rajeev Bhaman, CFA, vice president of Oppenheimer has over 12 years of experience as an investment professional, including 6 years with Oppenheimer.
The Emerging Markets Portfolio will be managed by OppenheimerFunds, Inc. (Oppenheimer).

MANAGING PACIFIC SELECT FUND  (continued from page 1)

High Yield Bond Portfolio	Information regarding Lori Johnstone is deleted.
Equity Income Portfolio
The following information is added:

Bartlett R. Geer is a senior vice president of Putnam. He joined Putnam in 2000 and was previously associated with State Street Research & Management.

Jeanne L. Mockard is a senior vice president of Putnam. She has been associated with Putnam since 1990.

James M. Prusko is a senior vice president of Putnam. He has been associated with Putnam since 1992.

Research Portfolio	The following information is added: Stephen A. Gorman is a managing director of Putnam. He has been associated with Putnam since 2002.
Aggressive Equity Portfolio
The following information is added:

Joseph P. Joseph is a managing director of Putnam. He has been associated with Putnam since 1994.

Tinh D. Bui is a senior vice president of Putnam. He joined Putnam in 2001 and was previously associated with PPMAmerica, Inc.

Gerald I. Moore is a senior vice president of Putnam. He joined Putnam in 1997 and was previously associated with Boston Company Asset Management.

Form No. PRFSUP1002

Supplement dated October 8, 2002 to the
Statement of Additional Information for the Pacific Select Fund dated May 1, 2002

This supplement restates information contained in the supplement dated June 10, 2002 and revises the Fund’s Statement of Additional Information to reflect the following:

Under ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS, the following changes are made:

Under the subsections Emerging Markets Portfolio, International Large-Cap Portfolio, International Value Portfolio and Global Growth Portfolio, the following paragraph is deleted:

The Portfolio is subject to guidelines for diversification of foreign security investments that prescribe the minimum number of countries in which the Portfolio’s assets may be invested. These guidelines are discussed under “Foreign Securities.”

Under the subsection Inflation Managed Portfolio the second to last sentence in the second paragraph is changed to:

In addition, the Portfolio may invest up to 20% of its assets in foreign investments denominated in foreign currencies.

Under the subsection Managed Bond Portfolio the second to the last sentence in the first paragraph is changed to:

The Portfolio may invest in U.S. dollar-denominated debt securities of foreign issuers and up to 20% of its assets in foreign investments denominated in foreign currencies.

Under SECURITIES AND INVESTMENT TECHNIQUES, the following change is made:

Under the subsection Foreign Securities, the following paragraph is deleted:

Foreign investments of any Portfolio whose principal investment strategy is to invest in companies located outside of the U.S. will be allocated to at least three countries at all times. In addition, each Portfolio may not invest more than 50% of its assets in any one second tier country or more than 25% of its assets in any one third tier country. First tier countries are: Germany, the United Kingdom, Japan, the United States, France, Canada, and Australia. Second tier countries are all countries not in the first or third tier. Third tier countries are countries identified as “emerging” or “developing” by the International Bank for Reconstruction and Development (“World Bank”) or International Finance Corporation. The Portfolios are not subject to any limit upon investment in issuers domiciled or primarily traded in the United States. Less diversification among countries may create an opportunity for higher returns, but may also result in higher risk of loss because of greater exposure to a market decline in a single country.

Under ORGANIZATION AND MANAGEMENT OF THE FUND, the following changes are made effective November 1, 2002:

Under the subsection Investment Adviser the sixth paragraph is amended by changing the fourth sentence from the end of the paragraph to:

For the I-Net Tollkeeper Portfolio, the Fund pays 1.25% of the average daily net assets of the Portfolio.

Under the subsection Portfolio Management Agreements the following disclosure shall replace the paragraph preceding the I-Net Tollkeeper Portfolio schedule and the schedule:

Pursuant to a Portfolio Management Agreement and an addendum to the agreement between the Fund, the Adviser, and Goldman Sachs Asset Management (“Goldman Sachs”), 32 Old Slip, New York, New York 10005, which became effective May 1, 2000, Goldman Sachs is the Portfolio Manager and provides investment advisory services to the I-Net Tollkeeper PortfolioSM (I-Net Tollkeeper Portfolio is a service mark of Goldman, Sachs & Co.). Effective November 1, 2002, for the services provided, Pacific Life pays a monthly fee to Goldman Sachs of 0.70% based on an annual percentage of the average daily net assets of the I-Net Tollkeeper Portfolio.

For the services provided, for the period May 1, 2000 through December 31, 2001, for the I-Net Tollkeeper Portfolio, Pacific Life paid a monthly fee to Goldman Sachs based on an annual percentage of the average daily net assets of the I-Net Tollkeeper Portfolio according to the following schedule:

I-Net Tollkeeper Portfolio

Rate (%)	Break Point (assets)
.95%	On first $1 billion
.90%	On excess

For the services provided, for the period January 1, 2002 through October 31, 2002, for the I-Net Tollkeeper Portfolio, Pacific Life paid a monthly fee to Goldman Sachs based on an annual percentage of the average daily net assets of the I-Net Tollkeeper Portfolio according to the following schedule:

I-Net Tollkeeper Portfolio

Rate (%)	Break Point (assets)
.85%	On first $500 million
.75%	On next $500 million
.70%	On excess

The following paragraph is added after the first paragraph following the second Strategic Value, Growth LT and Focused 30 Portfolios schedule:

Stilwell has announced its intention to merge its operations into a unified organization named Janus Capital Management Inc. (“JCMI”). JCMI will be a publicly-traded holding company with principal operations in financial asset management businesses. Subsequent to the merger, Janus Capital Management LLC (“JCM”) will be a direct subsidiary of JCMI and JCMI will own approximately 92% of JCM, with the remaining 8% held by certain JCM employees. The transaction is expected to be completed as of December 31, 2002.

Form No.	15-24505-00
85-24506-00
FSAISU1002
NSAISU1002